Ropes & Gray
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, D.C. 20005-3948
WRITER’S DIRECT DIAL NUMBER: (202) 508-4732
July 16, 2010
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	BB&T Funds: File Nos. 33-49098 and 811-06719
Ladies and Gentlemen:
On behalf of BB&T Funds (the “Funds”), we are filing today via EDGAR a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended. This proxy statement relates to proposed investment advisory contracts with respect to the Funds. The Funds expect to begin mailing the definitive proxy statement to shareholders on or about July 30, 2010.
Please direct any questions you may have concerning this filing to me at 202-508-4662.
Very truly yours,
/s/ MELISSA S. GAINOR
Melissa S. Gainor
cc: Alan G. Priest, Esq.